ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Total trade accounts receivable	$17,450,300	15,911,272
Less: allowance for expected credit losses	(3,704,250)	(3,112,908)
Total accounts receivable, net	13,746,050	12,798,364
Accounts receivable - current	13,147,199	12,280,554
Accounts receivable - non-current	$598,851	517,810

SCHEDULE OF DUE DATE ACCOUNTS RECEIVABLE - NON CURRENT

Accounts receivable — non-current is the non-current portion of warranty retainage as of December 31 and June 30, 2025.

	December 31,	June 30,
Non-current portion of warranty retainage by due date	2025	2025
	(Unaudited)
1-2 years	$262,346	$336,519
2-3 years	122,525	56,542
3-4 years	17,479	4,568
>4 years	196,501	120,181
Total	$598,851	$517,810

SCHEDULE OF WARRANTY DEPOSIT IN ACCOUNTS RECEIVABLE

	December 31,	June 30,
Warranty retainage by due date	2025	2025
	(Unaudited)
Within 1 year	$2,364,440	$2,321,940
1-2 years	262,346	336,519
2-3 years	122,525	56,542
3-4 years	17,479	4,568
>4 years	196,501	120,181
Total	$2,963,291	$2,839,750

SCHEDULE OF MOVEMENT OF THE ALLOWANCE EXPECTED CREDIT LOSSES

	For the Six Months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at June 30	$(3,112,908)	$(2,561,803)
Current period addition	(528,145)	-
Reversal of allowance	-	151,398
Foreign exchange difference	(63,197)	21,953
Balance at December 31 (unaudited)	$(3,704,250)	$(2,388,452)